Note 7 - Commitments and Contingencies (Details) $ in Thousands	Jun. 30, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Long Term Charter Revenue	$ 0
Number of Vessels Under Construction	4
Purchase Obligation	$ 95,610
Purchase Obligation, Future Minimum Payments, Remainder of Fiscal Year	11,260
Purchase Obligation, Due in Second Year	$ 84,350